Note Fair value measurement (Assets measured at fair value on nonrecurring basis) (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016		Dec. 31, 2017		Dec. 31, 2015
Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 79,175	[1]	$ 64,041	[1]	$ 67,915
Loans held-for-sale					44,923
Other real estate owned	44,735	[2]	89,743	[2]	67,268
Other Foreclosed Assets	25	[2]	2,176	[2]	75
Total	123,935		155,960		180,181
Write-down	(36,544)		(36,782)		(110,079)
Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(26,272)	[1]	(16,807)	[1]	(63,002)
Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down					(66)
Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(10,260)	[2]	(19,085)	[2],[3]	(46,164)
Other foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Write-down	(12)	[2]	(890)	[2]	(847)
Level 1 | Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	[1]	0	[1]	0
Loans held-for-sale					0
Other real estate owned	0	[2]	0	[2]	0
Other Foreclosed Assets	0	[2]	0	[2]	0
Total	0		0		0
Level 2 | Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	[1]	0	[1]	0
Loans held-for-sale					0
Other real estate owned	0	[2]	0	[2]	574
Other Foreclosed Assets	0	[2]	0	[2]	0
Total	0		0		574
Level 3 | Fair Value by Asset Class [Domain]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	79,175	[1]	64,041	[1]	67,915
Loans held-for-sale					44,923
Other real estate owned	44,735	[2]	89,743	[2]	66,694
Other Foreclosed Assets	25	[2]	2,176	[2]	75
Total	$ 123,935		$ 155,960		$ 179,607

[1]

Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations, in accordance with the provisions of ASC Section 310-10-35 . Costs to sell are excluded from the reported fair value amount .

[2]	Represents the fair value of foreclosed real estate and other collateral owned that were written d own to their fair value. Costs to sell are excluded from the reported fair value amount.
[3]	Write-downs include $2.7 million related to estimated damages caused by Hurricanes Irma and Maria based on the sample of properties examined.